                                                        Registration No. 2-74285
                                                                        811-3274

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 28

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 28

                             MONEY MARKET PORTFOLIO
                             ----------------------

                          (FORMERLY CASH INCOME TRUST)
                          ----------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                             Money Market Portfolio
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: _____________________

It is proposed that this filing will become effective (check appropriate box):

_X__      immediately upon filing pursuant to paragraph (b).
____      on       pursuant to paragraph (b).
____      60 days after filing pursuant to paragraph (a)(1).
____      on       pursuant to paragraph (a)(1).
____      75 days after filing pursuant to paragraph (a)(2).
____      on ______, 1999 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

The sole purpose of this Registration Statement is to incorporate by reference Post-Effective Amendment No. 27 to the Registration Statement and
Post-Effective Amendment No. 26 to the Registration Statement into this Registration Statement.

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

(a) Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.) Amendment No. 2 to the Declaration of Trust. (Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 22, 1998)

(b) By-Laws of Money Market Portfolio (formerly Cash Income Trust). (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(d) Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(g)(1) Form of Custody Agreement between the Registrant and PNC Bank, N.A. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 22, 1998.)

(g)(2) Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 22, 1998.)

(h)(1) Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

(h)(2) Form of Transfer Agency and Registrar Agreement. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 22, 1998.)

(i) An opinion and consent of counsel as to the legality of the securities registered by the Fund. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

j(1) Consent of PricewaterhouseCoopers L.L.P., Independent Accountants. To be filed by amendment.

j(2)   Consent of KPMG LLP, Independent Certified Public
       Accountants. To be filed by amendment

j(3) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatories for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed April 11, 1996.)

j(4) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

(n)    Financial Data Schedule. To be filed by amendment.

Item 24. Persons Controlled By or Under Common Control With the Registrant

              Not Applicable.

Item 25. Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 23 to this Registration Statement as Exhibit 1 on April 11, 1996.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Fund's Investment Adviser, are set forth in the following table:

Name                               Position with TAMIC                      Other Business
----                               -------------------                      --------------
Marc P. Weill                      Director and Chairman                    Senior Vice President **
                                                                               Chief Investment Officer
David A. Tyson                     Director, President and                  Senior Vice President *
                                      Chief Investment Officer
Joseph E. Rueli, Jr.               Director, Senior Vice President          Vice President*
                                      and Chief Financial Officer
F. Denney Voss                     Director and Senior Vice                 Senior Vice President*
                                      President
John R. Britt                      Director and Secretary                   Assistant Secretary *
Glenn N. Marchak                   Senior Vice President
Joseph M. Mullally                 Senior Vice President                    Vice President*
David Amaral                       Vice President                           Assistant Director*
John R. Calcagni                   Vice President                           Second Vice President*
Allen R. Cantrell                  Vice President
A. William Carnduff                Vice President
Gene Collins                       Vice President                           Vice President*
Angela Pellegrini Degis            Vice President
Craig Farnsworth                   Vice President
Bruce E. Fox                       Vice President
Carl Franzetti                     Vice President
Kothandaraman Ganesh               Vice President
John F. Gilsenan                   Vice President
Kimerly M. Polak Guerrero          Vice President
John F. Green                      Vice President                           Second Vice President*
Thomas Hajdukiewicz                Vice President                           Vice President*
Edward Hinchliffe III              Vice President and Cashier               Second Vice President and Cashier*
Richard E. John                    Vice President                           Vice President*
Kathryn D. Karlic                  Vice President                           Vice President*
Kurt Lin                           Vice President
David R. Martin                    Vice President
Paul A. Mataras                    Vice President
David R. Miller                    Vice President                           Vice President*
Robert E. Mills                    Vice President
Emil J. Molinaro                   Vice President                           Vice President*
John W. Petchler                   Vice President
Steven A. Rosen                    Vice President
Andrew Sanford                     Vice President                           Investment Officer*
Eric L. Sappenfield                Vice President

Charles H. Silverstein             Vice President                           Second Vice President*
Robert Simmons                     Vice President                           Assistant Investment Officer*
Jordan M. Stitzer                  Vice President                           Vice President*
Joel Strauch                       Vice President                           Vice President*
Teresa M. Torrey                   Vice President
Pamela D. Westmoreland             Vice President
William M. Gardner                 Assistant Vice President
Jeremy C. Hughes                   Assistant Vice President
Matthew J. McInerny                Assistant Vice President
Lisa A. Thomas                     Assistant Vice President
William H. White                   Treasurer                                Vice President and Treasurer *
Charles B. Chamberlain             Assistant Treasurer                      Assistant Treasurer *
George M. Quaggin, Jr.             Assistant Treasurer                      Assistant Treasurer *
Marla A. Berman                    Assistant Secretary                      Assistant Secretary**
Andrew Feldman                     Assistant Secretary                      Senior Counsel*
Millie Kim                         Assistant Secretary                      Senior Counsel*
Patricia A. Uzzel                  Compliance Officer                       Assistant Director*
Frank J. Fazzina                   Controller                               Director *




* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut

** Positions held with Travelers Investment Group Inc., 388 Greenwich Street,
   New York, N.Y.

Item 27. Principal Underwriter

              Not Applicable.

Item 28. Location of Accounts and Records

       (1)    Mutual Management Corp.
              388 Greenwich Street
              New York, NY 10013

       (2)    PNC Bank, N.A.
              200 Stevens Drive
              Lester, PA 19113

       (3)    Morgan Stanley Trust Company
              One Pierrepont Plaza
              Brooklyn, NY 11201

       (4)    First Data Investor Services Group, Inc.
              53 State Street
              Boston, MA 02109

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Money Market Portfolio, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and state of Connecticut, on the 20th day of April 1999.


                             MONEY MARKET PORTFOLIO
                             ----------------------
                                  (Registrant)



                                             By: *HEATH B. McLENDON
                                                -----------------------------
                                                 Heath B. McLendon
                                                 Chairman, Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of April 1999.

*HEATH B. McLENDON                           Chairman of the Board
-------------------------------
(Heath B. McLendon)

*KNIGHT EDWARDS                              Trustee
-------------------------------
(Knight Edwards)

*ROBERT E. McGILL III                        Trustee
-------------------------------
(Robert E. McGill III)

*LEWIS MANDELL                               Trustee
-------------------------------
(Lewis Mandell)

*FRANCES M. HAWK                             Trustee
-------------------------------
(Frances M. Hawk)

*LEWIS E. DAIDONE                            Treasurer
-------------------------------
(Lewis E. Daidone)





*By: /s/Ernest J. Wright, Attorney-in-Fact
      Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.                Description                           Method of Filing
-------              -----------                           ----------------
              NOT APPLICABLE